Acquisition of subsidiary - Additional information (Details) $ in Thousands					6 Months Ended	12 Months Ended
	Jun. 16, 2023 USD ($) payment	Jun. 16, 2023 USD ($) payment $ / lb	Jun. 16, 2023 USD ($) payment D	Jun. 16, 2023 USD ($) payment $ / t	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 USD ($) item $ / lb
Disclosure of detailed information about business combination [line items]
Deferred Consideration					$ 75,000	$ 75,000
Number of contingent payments | item					2	2
Copper contingent consideration payment amount					$ 75,000	$ 75,000
18-month Trigger price | $ / lb						4.25
18-Month period (in months)						18 months
24-Month period (in months)						24 months
24-month Trigger price | $ / lb						4.50
CMPL
Disclosure of detailed information about business combination [line items]
Deferred Consideration	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Ordinary shares issued at a discount (in %)	30.00%	30.00%	30.00%	30.00%
Trading day period (in days) | D			20
Copper contingent consideration	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Number of contingent payments | payment	2	2	2	2
Copper contingent consideration payment amount	$ 75,000	$ 75,000	$ 75,000	$ 75,000
18-month Trigger price		4.25		9,370
18-Month period (in months)	18 months
24-Month period (in months)	24 months
24-month Trigger price		4.50		9,920
Contingent copper consideration	$ 81,000	$ 81,000	$ 81,000	$ 81,000
Royalty percentage (in %)	1.50%	1.50%	1.50%	1.50%
Fair value of contingent consideration on acquisition date	$ 43,130	$ 43,130	$ 43,130	$ 43,130
Effective interest rate (in %)	8.00%	8.00%	8.00%	8.00%
Fair value impact of change in contingent consideration					$ 3,200
CMPL | Minimum | 3-Month SOFR
Disclosure of detailed information about business combination [line items]
Interest rate margin (in %)	8.00%	8.00%	8.00%	8.00%
CMPL | Maximum
Disclosure of detailed information about business combination [line items]
Deferred Consideration	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Percentage of proceeds of equity raise that can be used for deferred consideration (in %)	50.00%	50.00%	50.00%	50.00%
CMPL | Maximum | 3-Month SOFR
Disclosure of detailed information about business combination [line items]
Interest rate margin (in %)	12.00%	12.00%	12.00%	12.00%